As filed with the Securities and Exchange Commission on May 12, 2016

Securities Act File No. 333-15265

Investment Company Act File No. 811-7899

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 32	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 33	☒

(Check appropriate box or boxes)

BLACKROCK INDEX FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Index Funds, Inc.

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

John A. MacKinnon, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019-6018	Benjamin Archibald, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock.

Quantitative Master Series LLC has also executed this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on May 12, 2016.

BLACKROCK INDEX FUNDS, INC. (REGISTRANT) ON BEHALF OF BLACKROCK INTERNATIONAL INDEX FUND AND BLACKROCK SMALL CAP INDEX FUND

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski, President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Director, President and Chief Executive Officer (Principal Executive Officer)	May 12, 2016
(John M. Perlowski)

/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal Financial and Accounting Officer)	May 12, 2016
(Neal J. Andrews)

DAVID O. BEIM*	Director
(David O. Beim)

SUSAN J. CARTER*	Director
(Susan J. Carter)

COLLETTE CHILTON*	Director
(Collette Chilton)

NEIL A. COTTY*	Director
(Neil A. Cotty)

DR. MATINA S. HORNER*	Director
(Dr. Matina S. Horner)

RODNEY D. JOHNSON *	Director
(Rodney D. Johnson)

CYNTHIA A. MONTGOMERY*	Director
(Cynthia A. Montgomery)

JOSEPH P. PLATT*	Director
(Joseph P. Platt)

ROBERT C. ROBB, JR.*	Director
(Robert C. Robb, Jr.)

MARK STALNECKER*	Director
(Mark Stalnecker)

KENNETH L. URISH*	Director
(Kenneth L. Urish)

CLAIRE A. WALTON*	Director
(Claire A. Walton)

FREDERICK W. WINTER*	Director
(Frederick W. Winter)

BARBARA G. NOVICK*	Director
(Barbara G. Novick)

*By:	/s/ BENJAMIN ARCHIBALD	May 12, 2016
(Benjamin Archibald, Attorney-In-Fact)

SIGNATURES

Quantitative Master Series LLC has duly caused this Post-Effective Amendment to the Registration Statement of BlackRock Index Funds, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of

New York, on May 12, 2016.

QUANTITATIVE MASTER SERIES LLC ON BEHALF OF
MASTER INTERNATIONAL INDEX SERIES AND MASTER SMALL CAP INDEX SERIES

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of BlackRock Index Funds, Inc. has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI John M. Perlowski	Director, President and Chief Executive Officer (Principal Executive Officer)	May 12, 2016

/s/ NEAL J. ANDREWS Neal J. Andrews	Chief Financial Officer (Principal Financial and Accounting Officer)	May 12, 2016

DAVID O. BEIM* David O. Beim	Director

SUSAN J. CARTER* Susan J. Carter	Director

COLLETTE CHILTON* Collette Chilton	Director

NEIL A. COTTY* Neil A. Cotty	Director

DR. MATINA S. HORNER* Dr. Matina S. Horner	Director

RODNEY D. JOHNSON* Rodney D. Johnson	Director

CYNTHIA A. MONTGOMERY* Cynthia A. Montgomery	Director

JOSEPH P. PLATT* Joseph P. Platt	Director

ROBERT C. ROBB, JR.* Robert C. Robb, Jr.	Director

MARK STALNECKER* Mark Stalnecker	Director

KENNETH L. URISH* Kenneth L. Urish	Director

CLAIRE A. WALTON* Claire A. Walton	Director

FREDERICK W. WINTER* Frederick W. Winter	Director

BARBARA G. NOVICK* Barbara G. Novick	Director

*By:	/S/ BENJAMIN ARCHIBALD	May 12, 2016
Benjamin Archibald (Attorney-in-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase